Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year (1)	Summary Compensation Table Total for Former PEO - Mr. Levinsohn	Compensation Actually Paid to Former PEO - Mr. Levinsohn (2)	Summary Compensation Table Total for Former PEO - Mr. Randall	Compensation Actually Paid to Former PEO - Mr. Randall (2)	Summary Compensation Table Total for Former PEO - Ms. Silverstein	Compensation Actually Paid to Former PEO - Ms. Silverstein (2)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return (3)	Net Income (Loss) (4)
2024	$-	$-	$85,000	$82,851	$394,719	$394,719	$455,660	$289,254	$9.52	$(100,710,000)
2023	$742,708	$504,634	$-	$-	$-	$-	$605,605	$(520,850)	$16.90	$(55,582,000)
2022	$3,860,658	$3,604,568	$-	$-	$-	$-	$1,607,796	$1,401,026	$75.36	$(70,858,000)

Named Executive Officers, Footnote [Text Block]

1. The following table lists the PEO and Non-PEO NEOs for each of fiscal years 2024, 2023, and 2022.

Year	PEO	Non-PEO NEOs
2024	Mr. Bhargava (Interim and no compensation reported in the Summary Compensation Table), Mr. Randall, and Ms. Silverstein	Geoffrey Wait, Douglas Smith, Kathryn Kulik, and Paul Edmondson
2023	Mr. Bhargava (interim and no compensation reported in the Summary Compensation Table), Mr. Levinsohn	Grady Tripp, Kathryn Kulik, Avi Zimak, and Henry Robertson Barrett
2022	Mr. Levinsohn	Avi Zimak and Henry Robertson Barrett

Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for 2024:

Adjustments	Former PEO - Mr. Randall ($)	Former PEO - Ms. Silverstein ($)	Non-PEO NEOs ($)
Total compensation from SCT	$85,000	$394,719	$455,660
Adjustments to calculate Compensation Actually Paid
Deduction amounts for stock awards granted reported under the “All Other Compensation” column in the Summary Compensation Table for awards received in capacity as directory	(29,750)	-	-
Increase for fair value of awards granted during year that vest during year	27,601	-	-
Deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	-	-	(5,161)
Deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	-	-	(128,237)
Deduction for fair value as of prior year-end of awards granted in prior years that failed to meet applicable vesting conditions during the fiscal year	-	-	(33,008)
Compensation Actually Paid (as calculated)	$82,851	$394,719	$289,254

3. Total shareholder return (“TSR”) assumes an investment of $100 on December 31, 2021, the start of the measurement period, and the reinvestment of any dividends.

4. The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable fiscal year as disclosed in our Annual Report.

Total compensation from SCT	[1]	$ 455,660	$ 605,605	$ 1,607,796
Compensation Actually Paid (as calculated)	[1]	$ 289,254	(520,850)	1,401,026
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Chart Showing Graphical Relationship Between PEOs and Non-PEO NEOs Compensation Actually Paid and TSR

*

“CAP” stands for “Compensation Actually Paid” and is presented in thousands. ** “TSR” stands for “or Total Shareholder Return.” Mr. Bhargava had no compensation reported in the Summary Compensation Table in 2024 or 2023 and thus, is not shown in the graph provided.

Compensation Actually Paid vs. Net Income [Text Block]

Chart Showing Graphical Relationship Between PEOs and Non-PEO NEOs Compensation Actually Paid and Net Income (Loss)

*	“CAP” stands for “Compensation Actually Paid” and is presented in thousands. Mr. Bhargava had no compensation reported in the Summary Compensation Table in 2024 or 2023 and thus, is not shown in the graph provided.

Total Shareholder Return Amount	[2]	$ 9.52	16.90	75.36
Net Income (Loss) Attributable to Parent	[3]	$ (100,710,000)	$ (55,582,000)	$ (70,858,000)
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO and Non PEO NEO Names		Mr. Bhargava (Interim and no compensation reported in the Summary Compensation Table), Mr. Randall, and Ms. Silverstein	Mr. Bhargava (interim and no compensation reported in the Summary Compensation Table), Mr. Levinsohn	Mr. Levinsohn
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO and Non PEO NEO Names		Geoffrey Wait, Douglas Smith, Kathryn Kulik, and Paul Edmondson	Grady Tripp, Kathryn Kulik, Avi Zimak, and Henry Robertson Barrett	Avi Zimak and Henry Robertson Barrett
Levinsohn [Member]
Pay vs Performance Disclosure [Table]
Total compensation from SCT			$ 742,708	$ 3,860,658
Compensation Actually Paid (as calculated)	[1]		504,634	3,604,568
Randall [Member]
Pay vs Performance Disclosure [Table]
Total compensation from SCT		85,000
Compensation Actually Paid (as calculated)	[1]	82,851
Randall [Member] | Deduction Amounts for Stock Awards Granted Reported Under the All Other Compensation Column in the Summary Compensation Table for Awards Received in Capacity as Directory [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(29,750)
Randall [Member] | Increase for Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		27,601
Randall [Member] | Deduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year that Were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Randall [Member] | Deduction for Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Randall [Member] | Deduction for Fair Value as of Prior Year End of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Silverstein [Member]
Pay vs Performance Disclosure [Table]
Total compensation from SCT		394,719
Compensation Actually Paid (as calculated)	[1]	394,719
Silverstein [Member] | Deduction Amounts for Stock Awards Granted Reported Under the All Other Compensation Column in the Summary Compensation Table for Awards Received in Capacity as Directory [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Silverstein [Member] | Increase for Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Silverstein [Member] | Deduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year that Were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Silverstein [Member] | Deduction for Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Silverstein [Member] | Deduction for Fair Value as of Prior Year End of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total compensation from SCT		455,660
Compensation Actually Paid (as calculated)		289,254
Non-PEO NEO [Member] | Deduction Amounts for Stock Awards Granted Reported Under the All Other Compensation Column in the Summary Compensation Table for Awards Received in Capacity as Directory [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year that Were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,161)
Non-PEO NEO [Member] | Deduction for Change in Fair Value From Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(128,237)
Non-PEO NEO [Member] | Deduction for Fair Value as of Prior Year End of Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (33,008)

[1]	Average Summary Compensation for Non-PEO NEOs has been calculated based on the requirements and methodology set forth inapplicable SEC rules (Item 402(v) of Regulation S-K) and the dollar amounts reported for Compensation for Non-PEO NEOs represent the average amount of the NEOs (excluding our PEOs) for the applicable year. The details for the Compensation Actually Paid calculation for 2023 and 2022 are available in the prior year’s proxy statement. To calculate Compensation Actually Paid for 2024 the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table.
[2]	Total shareholder return (“TSR”) assumes an investment of $100 on December 31, 2021, the start of the measurement period, and the reinvestment of any dividends.
[3]	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable fiscal year as disclosed in our Annual Report.